Stockholders' Equity - Additional Information (Detail)						12 Months Ended
	Dec. 17, 2019 $ / shares	Jun. 17, 2019 $ / shares	Mar. 28, 2019 USD ($) $ / shares shares	Mar. 30, 2017 USD ($) shares	Jul. 18, 2016 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) shares	Apr. 05, 2018 USD ($) shares	Jan. 01, 2018 USD ($) [1]	Jan. 01, 2017 USD ($)
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares				258,000,000						750,000,000
Capital reserve										$ 500,000,000
Increase in variable common stock issued through the capitalization of retained earning | shares				1,687,000,000
Additional paid-in capital				$ 506,000,000		$ 10,106,000,000	$ 10,013,000,000
Percentage of net income allocation toward legal reserve						5.00%
Legal reserve						$ 95,000,000
Non-controlling interest and perpetual debentures						1,503,000,000	1,572,000,000	[1]			$ 1,571,000,000	$ 1,559,000,000
Coupon payment on perpetual debentures						(2,724,000,000)	(2,472,000,000)	[1]			$ (2,385,000,000)
Dividend Declaration Date			Mar. 28, 2019
Dividend declared			$ 150,000,000
Dividend amount per share | $ / shares	$ 0.001654	$ 0.001663
Purchase of treasury shares						50,000,000	75,000,000
Explanation of the fact that shares have no par value			without par-value
Treasury shares						8,000,000	$ 10,000,000
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures						$ (32,000,000)
Pesos [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate						18.92	19.65		19.65
Coupon Payment [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures						$ 29,000,000	$ 29,000,000		$ 25,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized			$ 500,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase One [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares			282,600
Cancellation of treasury shares			$ 282,600
Purchase of treasury shares in shares | shares			2,000,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares			2,000,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase Two [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares			$ 67,000
Cancellation of treasury shares			$ 67,000
Purchase of treasury shares in shares | shares			461,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares			461,000,000
Dividend Declared Date One [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment		Jun. 17, 2019
Dividend Declared Date Two [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment	Dec. 17, 2019
Additional paid-in capital [member]
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital						32,000,000	34,000,000		42,000,000
Purchase of treasury shares						75,000,000
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures						1,503,000,000	1,572,000,000
Net income attributable to noncontroling interest						36,000,000	42,000,000		$ 75,000,000
Variable Part Of Share Capital [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock share issue			$ 22,000
Increase in variable common stock share issue in shares | shares			150,000,000
Share price | $ / shares			$ 0.000143
Extraordinary [member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares										453,000,000
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures						$ 443,000,000	$ 444,000,000
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						33.22%	45.00%
Number of shares issued | shares					2,337,927,954
Percentage of outstanding common shares owned by the subsidiary					45.00%
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						26.83%	26.78%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						30.17%	30.17%
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares				86,000,000						250,000,000
Increase in variable common stock issued through the capitalization of retained earning | shares				562,000,000
Number of shares issued | shares						27,400,000	49,300,000		53,200,000
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares						$ 8,000,000	$ 10,000,000
Investment in shares held by the subsidiary | shares						20,541,277	20,541,277
CPO [Member] | Treasury shares [member] | Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Share price | $ / shares						$ 0.3164	$ 0.4883
Number of shares cumulatively repurchased | shares						157,700,000	153,600,000
Treasury shares						$ 50,000,000	$ 75,000,000
CPO [Member] | Extraordinary [member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock issued to preserve the anti-dilutive rights of note holders | shares										151,000,000

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.